Net Loss per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Net (Loss) Income per Common Share

6.	Net Loss per Common Share

Basic net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, without considering any dilutive items. Diluted net loss per common share is computed by dividing net loss by the sum of the weighted average number of common shares outstanding and the potential number of any dilutive common shares outstanding during the period. Potentially dilutive securities consist of the incremental common stock issuable upon exercise of stock options and convertible notes. Potentially dilutive securities are excluded from the computation if their effective is anti-dilutive. The numerators and denominators used in computing basic and diluted net loss per common share for the three months ended March 31, 2015 and 2014 are as follows:

	Net Loss (Numerator)	Weighted Average Shares (Denominator)	Net Loss Per Common Share
2015
Basic and diluted net loss per common share	$(831,018)	45,512,500	$(0.02)

2014
Basic and diluted net loss per common share	$(25,279)	32,000,000	$(0.00)

10.	Net (Loss) Income per Common Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period, without considering any dilutive items. Diluted net (loss) income per common share is computed by dividing net (loss) income by the sum of the weighted average number of common shares outstanding and the potential number of any dilutive common shares outstanding during the period. There were no dilutive common shares at December 31, 2014 and 2013. The numerators and denominators used in computing basic and diluted net (loss) income per common share in 2014 and 2013 are as follows:

	Net (Loss) Income (Numerator)	Weighted Average Shares (Denominator)	Net (Loss) Income Per Common Share
2014
Basic and diluted net loss per common share	$(4,057,171)	33,374,007	$(0.12)

2013
Basic and diluted net income per common share	$86,986	32,000,000	$0.00